April 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Smith Barney Principal Return Fund
      Securities Act File No. 033-25087
      Investment Company Act File No. 811-05678

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced fund does not differ from that contained in Post-Effective Amendment No. 30 filed on March 30, 2005, which became effective on March 30, 2005.

Please return an electronic transmittal as evidence of your receipt of this filling.

Very truly yours,


/s/ Harris Goldblat
Harris Goldblat